Reserves - Movement in foreign currency translation reserve (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Reserves
Balance as of beginning	$ 3,285	$ 2,394	$ 2,394	$ 1,015
Movement during the year	(241)	232	891	1,379
Balance as of ending	$ 3,044	$ 2,626	$ 3,285	$ 2,394